Inventories, net - Allowance for Obsolescence (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Activity in the allowance for obsolescence
Balance at beginning of year	€ (693.2)	€ (466.9)
Additions for the year	(554.7)	(485.3)	€ (278.5)
Effect of changes in exchange rates	(1.7)	2.4
Utilization of the reserve	338.1	256.6
Balance at end of year	€ (911.5)	€ (693.2)	€ (466.9)